Condensed Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Current assets
Cash	$ 997,656	$ 1,277,337
Prepaid insurance	70,000	70,000
Prepaid expenses	42,413	23,851
Total current assets	1,110,069	1,371,188
Long-term prepaid insurance	40,833	58,333
Cash and marketable securities held in Trust Account	233,476,543	231,467,889
Total Assets	234,627,445	232,897,410
Current liabilities
Accrued offering costs	85,000	89,090
Accrued expenses	90,234	91,037
Total Current Liabilities	175,234	180,127
Deferred underwriting fee	9,200,000	9,200,000
Total Liabilities	9,375,234	9,380,127
Commitments and Contingencies (Note 6)
Class A ordinary shares subject to possible redemption, $0.0001 par value; 23,000,000 shares at redemption value of $10.15 and $10.06 per share as of March 31, 2026 and December 31, 2025, respectively	233,476,543	231,467,889
Shareholders’ Deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Additional paid-in capital
Accumulated deficit	(8,225,165)	(7,951,439)
Total Shareholders’ Deficit	(8,224,332)	(7,950,606)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption, and Shareholders’ Deficit	234,627,445	232,897,410
Class A Ordinary Shares
Shareholders’ Deficit
Ordinary shares	66	66
Class B Ordinary Shares
Shareholders’ Deficit
Ordinary shares	$ 767	$ 767